RISK MANAGEMENT - Analysis of the behavior and impairment of the loan portfolio and financial lease operations (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
RISK MANAGEMENT
Financial assets	$ 25,674,195	$ 27,940,140
Watch list
RISK MANAGEMENT
Watch List, Amount	$ 27,229,184	$ 26,583,853
Percentage of allowance recorded	21.57%	27.55%
Allowance	$ 5,872,064	$ 7,322,784
Level 1 - Low Risk
RISK MANAGEMENT
Watch List, Amount	$ 14,358,838	$ 10,467,361
Percentage of allowance recorded	1.02%	1.50%
Allowance	$ 146,014	$ 157,131
Level 2 - Medium Risk
RISK MANAGEMENT
Watch List, Amount	$ 4,744,341	$ 7,408,528
Percentage of allowance recorded	7.38%	9.36%
Allowance	$ 349,972	$ 693,260
Level 3 - High Risk
RISK MANAGEMENT
Watch List, Amount	$ 2,886,649	$ 2,265,069
Percentage of allowance recorded	53.31%	52.04%
Allowance	$ 1,538,882	$ 1,178,800
Level 4 - High Risk
RISK MANAGEMENT
Watch List, Amount	$ 5,239,356	$ 6,442,895
Percentage of allowance recorded	73.24%	82.16%
Allowance	$ 3,837,196	$ 5,293,593
Loan portfolio and financial lease operations
RISK MANAGEMENT
Percentage increase (decrease) in total loan portfolio	(5.90%)
30-day past due loan ratio	5.39%	3.55%
Commercial and financial leases
RISK MANAGEMENT
Financial assets	$ 161,964,000
Percentage increase (decrease) in total loan portfolio	(5.60%)
30-day past due loan ratio	3.50%	2.39%
Consumer loans
RISK MANAGEMENT
Financial assets	$ 54,592,000
Percentage increase (decrease) in total loan portfolio	(8.40%)
30-day past due loan ratio	9.48%	5.82%
Mortgage loans
RISK MANAGEMENT
Financial assets	$ 36,250,000
Percentage increase (decrease) in total loan portfolio	(3.00%)
30-day past due loan ratio	7.52%	4.95%
Small Business Loans
RISK MANAGEMENT
Financial assets	$ 1,145,000
Percentage increase (decrease) in total loan portfolio	(13.80%)
30-day past due loan ratio	12.17%	11.48%